Debt - Maturities (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 143.6
2027	143.6
2028	1,258.6
2029	42.6
2030	621.6
Thereafter	0.0
Total	$ 2,210.0